Organization and Basis of Accounting	12 Months Ended
Dec. 31, 2011
Organization and Basis of Accounting
Organization and Basis of Accounting

(1)           Organization and Basis of Accounting

Inland Real Estate Corporation (the “Company”), a Maryland corporation, was formed on May 12, 1994.  The Company is a publicly held real estate investment trust (“REIT”) that owns, operates and develops (directly or through its unconsolidated entities) open-air neighborhood, community and power shopping centers and single tenant retail properties located primarily in Midwest markets.

All amounts in these footnotes to the consolidated financial statements are stated in thousands with the exception of per share amounts, square foot amounts, number of properties, number of states, number of leases and number of employees.

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Certain reclassifications were made to the 2010 and 2009 financial statements to conform to the 2011 presentation but have not changed the results of prior years, other than as indicated or discussed.  Please refer to footnote 12 for a discussion of an immaterial accounting error related to the accounting for convertible note extinguishments that occurred in 2010, 2009 and 2008.

The accompanying consolidated financial statements of the Company include the accounts of its wholly-owned subsidiaries and consolidated joint ventures.  These entities are consolidated because the Company is the primary beneficiary of a variable interest entity (“VIE”).  The primary beneficiary is the party that has a controlling financial interest in the VIE, which is defined by the entity having both of the following characteristics: 1) the power to direct the activities that, when taken together, most significantly impact the VIE’s performance, and 2) the obligation to absorb losses and right to receive the returns from the VIE that would be significant to the VIE.  The third parties’ interests in these consolidated entities are reflected as noncontrolling interest in the accompanying consolidated financial statements.  All inter-company balances and transactions have been eliminated in consolidation.

The consolidated results of the Company include the accounts of Inland Ryan LLC, Inland Ryan Cliff Lake LLC, IRC–IREX Venture, LLC, and IRC-IREX Venture II, LLC.  The Company has determined that these interests are noncontrolling interests to be included in permanent equity, separate from the Company’s shareholders’ equity, in the consolidated balance sheets and statements of equity.  Net income or loss related to these noncontrolling interests is included in net income or loss in the consolidated statements of operations.

The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less, at the date of purchase, to be cash equivalents.  The Company maintains its cash and cash equivalents at financial institutions.  The combined account balances at one or more institutions periodically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposits in excess of FDIC insurance coverage.  However, the Company does not believe the risk is significant based on its review of the rating of the institutions where its cash is deposited.  In 2008, FDIC insurance coverage was increased to $250,000 per depositor at each insured bank.  This increase will be in place until December 31, 2013, at which time it will return to $100,000 per depositor, unless coverage is further extended.  As of December 31, 2010, all funds in a noninterest-bearing transaction account are insured in full by the FDIC from December 31, 2010 through December 31, 2012.  This temporary unlimited coverage is in addition to, and separate from, the coverage of at least $250,000 available to depositors under the FDIC’s general deposit insurance rules.

Accounting Policies

Depreciation expense is computed using the straight-line method.  Building and improvements are depreciated based upon estimated useful lives of each asset type.  The Company accounts for tenant allowances as tenant improvements.  Tenant improvements are depreciated over the life of the related lease.

Acquired above and below market leases are amortized on a straight-line basis over the life of the related leases as an adjustment to rental income.  Acquired in-place leases and customer relationship values are amortized over the life of the related leases as a component of amortization expense.

Leasing fees are amortized on a straight-line basis over the life of the related lease.  Loan fees are amortized on a straight-line basis over the life of the related loan, which approximate the effective interest method.  Leasing fees and loan fees are presented in the accompanying consolidated balance sheets as deferred costs.  Deferred costs are presented net of accumulated amortization of $6,538 and $6,371 for the years ended December 31, 2011 and 2010, respectively.

The Company expenses acquisition costs for investment property acquisitions, accounted for as business combinations, to record the acquisition at its fair value.

The Company allocates the purchase price of each acquired investment property between land, building and improvements, other intangibles (including acquired above market leases, acquired below market leases, customer relationships and acquired in-place leases) and any assumed financing that is determined to be above or below market terms.  Purchase price allocations are based on our estimates.  The value allocated to land as opposed to building affects the amount of depreciation the Company records.  If more value is attributed to land, depreciation expense is lower than if more value is attributed to building and improvements.  In some circumstances, the Company engages independent real estate appraisal firms to provide market information and evaluations that are relevant to its purchase price allocations; however; the Company is ultimately responsible for the purchase price allocations.  The Company determines whether any financing assumed is above or below market based upon comparison to similar financing terms for similar investment properties.

Amortization pertaining to the above market lease intangibles of $832, $742 and $406 was recorded as a reduction to rental income for the years ended December 31, 2011, 2010 and 2009, respectively.  Amortization pertaining to the below market lease intangibles of $1,208, $615 and $474 was recorded as an increase to rental income for the years ended December 31, 2011, 2010 and 2009, respectively.  The Company incurred amortization expense pertaining to acquired in-place lease intangibles of $6,540, $4,435 and $2,798 for the years ended December 31, 2011, 2010 and 2009, respectively.  In the accompanying consolidated balance sheets, acquired lease intangibles is presented net of accumulated amortization of $12,686 and $9,156 for the years ended December 31, 2011 and 2010, respectively and acquired below market lease intangibles are net of accumulated amortization of $2,980 and $2,292 for the years ended December 31, 2011 and 2010, respectively.  The table below presents the amounts to be recorded for the amortization of intangibles over the next five years:

Year	Amortization of Above Market Lease Intangibles	Amortization of Below market Lease Intangibles	Amortization of In Place Lease Intangibles	Total

2012	$822	(992)	5,335	5,165
2013	774	(988)	4,627	4,413
2014	700	(848)	4,084	3,936
2015	604	(747)	2,325	2,182
2016	490	(618)	1,534	1,406
Thereafter	1,645	(6,954)	9,008	3,699

Total	$5,035	(11,147)	26,913	20,801

In determining whether to classify an asset as held for sale, the Company considers whether: (i) management has committed to a plan to sell the asset; (ii) the asset is available for immediate sale, in its present condition; (iii) the Company has initiated a program to locate a buyer; (iv) the Company believes that the sale of the asset is probable; (v) the Company has received a significant non-refundable deposit for the purchase of the property; (vi) the Company is actively marketing the asset for sale at a price that is reasonable in relation to its current value; and (vii) actions required for the Company to complete the plan indicate that it is unlikely that any significant changes will be made to the plan.

If all of the above criteria are met, the Company classifies the asset as held for sale.  On the day that these criteria are met, the Company suspends depreciation on the assets held for sale, including depreciation for tenant improvements and additions, as well as on the amortization of acquired in-place leases and customer relationship values.  The assets held for sale are recorded at the lower of their carrying amount or fair value less costs to sell.  The assets and liabilities associated with those assets that are held for sale are classified separately on the consolidated balance sheets for the most recent reporting period.  Additionally, the operations for the periods presented are classified on the consolidated statements of operations and other comprehensive income as discontinued operations for all periods presented.

The Company assesses the carrying values of its investment properties, whenever events or changes in circumstances indicate that the carrying amounts of these investment properties may not be fully recoverable. Recoverability of the investment properties is measured by comparison of the carrying amount of the investment property to the estimated future undiscounted cash flows.  In order to review the Company’s investment properties for recoverability, the Company considers current market conditions, as well as its intent with respect to holding or disposing of the asset. Fair value is determined through various valuation techniques; including discounted cash flow models, quoted market values and third party appraisals, where considered necessary. If the Company’s analysis indicates that the carrying value of the investment property is not recoverable on an undiscounted cash flow basis, the Company recognizes an impairment charge for the amount by which the carrying value exceeds the current estimated fair value of the real estate property.

The Company estimates the future undiscounted cash flows based on management’s intent as follows: (i) for real estate properties that the Company intends to hold long-term, including land held for development, properties currently under development and operating buildings, recoverability is assessed based on the estimated future net rental income from operating the property; (ii) for real estate properties that the Company intends to sell, including land parcels, properties currently under development and operating buildings, recoverability is assessed based on estimated proceeds from disposition that are estimated based on future net rental income of the property and expected market capitalization rates; and (iii) for costs incurred related to the potential acquisition or development of a real estate property, recoverability is assessed based on the probability that the acquisition or development is likely to occur as of the measurement date.

The use of projected future cash flows is based on assumptions that are consistent with the Company’s estimates of future expectations and the strategic plan it uses to manage its underlying business. However, assumptions and estimates about future cash flows, discount rates and capitalization rates are complex and subjective. Changes in economic and operating conditions and the Company’s ultimate investment intent that occur subsequent to our impairment analyses could impact these assumptions and result in future impairment charges of our real estate properties.

The Company also reviews its investments in unconsolidated entities.  When circumstances indicate there may have been a loss in value of an equity method investment, the Company evaluates the investment for impairment by estimating its ability to recover its investments from future expected cash flows. If the Company determines the loss in value is other than temporary, the Company will recognize an impairment charge to reflect the investment at fair value. The use of projected future cash flows and other estimates of fair value, the determination of when a loss is other than temporary, and the calculation of the amount of the loss, is complex and subjective. Use of other estimates and assumptions may result in different conclusions. Changes in economic and operating conditions that occur subsequent to the Company’s review could impact these assumptions and result in future impairment charges of its equity investments.

During the years ended December 31, 2011 and 2009, the Company recorded $2,841 and $1,824, respectively of impairment charges related to four consolidated investment properties; Montgomery Plaza, Lake Park Plaza, Grand Traverse Crossing and a vacant Cub Foods store located in Indianapolis, Indiana.  The Company had explored the disposition of these properties and determined that due to the decrease in our estimated hold period, the expected undiscounted cash flows related to these properties no longer supported their current carrying values.  For each property, a letter of intent or contract for sale had been signed, at a price below the properties current carrying value, indicating a reduction in the property’s carrying value.  Therefore, the Company wrote these properties down to their fair value.  Montgomery Plaza and a portion of Lake Park Plaza were subsequently sold at the agreed upon price.  Grand Traverse Crossing and the vacant Cub Foods store are expected to sell during 2012, but are not considered held for sale as there is no assurance these sales will be completed.  No impairment charges related to consolidated investment properties were recorded during the year ended December 31, 2010.

The Company accounts for its convertible notes by separately accounting for the debt and equity components of the notes.  The value assigned to the debt component is the estimated fair value of a similar bond without the conversion feature, which results in the debt being recorded at a discount. The debt is subsequently accreted to its par value over the conversion period with a rate of interest being reflected in earnings that reflects the market rate at issuance. The Company initially recorded $9,412 to additional paid in capital on the accompanying consolidated balance sheets, to reflect the equity portion of the convertible notes.  The debt component is recorded at its fair value, which reflects an unamortized debt discount.  The total principal amount outstanding was $29,215 and $110,000 as of December 31, 2011 and 2010, respectively.

The Company consolidates the operations of a joint venture if it determines that the Company is the primary beneficiary of a variable interest entity (“VIE”).  The primary beneficiary is the party that has a controlling financial interest in the VIE, which is defined as having both of the following characteristics: 1) the power to direct the activities that, when taken together, most significantly impact the VIE’s performance, and 2) the obligation to absorb losses and right to receive the returns from the VIE that would be significant to the VIE.  There are significant judgments and estimates involved in determining the primary beneficiary of a VIE or the determination of who has control and influence of the entity.  When the Company consolidates a VIE, the assets, liabilities and results of operations of the VIE are included in our consolidated financial statements.

In instances where the Company is not the primary beneficiary of a VIE the Company uses the equity method of accounting.  Under the equity method, the operations of a joint venture are not consolidated with the Company’s operations.  Instead, the Company’s share of operations is reflected as equity in earnings (loss) of unconsolidated joint ventures on the consolidated statements of operations and other comprehensive income.  Additionally, the Company’s net investment in the joint venture is reflected as investment in and advances to joint venture as an asset on the consolidated balance sheets.

The fair value of debt is the amount at which the instrument could be exchanged in a current transaction between willing parties.  The fair value of the Company’s debt is estimated to be $317,737 for debt which bears interest at variable rates and $380,456 for debt which bears interest at fixed rates.  The Company estimates the fair value of its debt by discounting the future cash flows of each instrument at rates currently offered for similar debt instruments of comparable maturities by the Company’s lenders.  The Company has not elected the fair value option with respect to its debt.  The disclosure is included to provide information regarding the inputs used to determine the fair value of the outstanding debt, in accordance with existing accounting guidance and is not presented in the accompanying consolidated balance sheets at fair value.

Offering costs are offset against the Stockholders’ equity accounts.  Offering costs consist principally of printing, legal, selling and registration costs.

Rental income is recognized on a straight-line basis over the term of each lease.  The difference between rental income earned on a straight-line basis and the cash rent due under provisions of the lease agreements is recorded as deferred rent receivable and is included as a component of accounts and rents receivable in the accompanying consolidated balance sheets.

The Company accrues lease termination income if there is a signed termination agreement, all of the conditions of the agreement have been met and the tenant is no longer occupying the property.  Upon early lease termination, the Company provides for losses related to unrecovered intangibles and other assets.

As a lessor, the Company defers the recognition of contingent rental income, such as percentage/excess rent until the specified target that triggered the contingent rental income was achieved.

The Company periodically reviews the collectability of outstanding receivables.  Allowances are taken for those balances that the Company has reason to believe will be uncollectable, including amounts relating to straight-line rent receivables.  As of December 31, 2011 and 2010, the Company had recorded approximately $2,854 and $4,639, respectively, as an allowance for uncollectable accounts on the accompanying consolidated balance sheets.

The Company may enter into derivative financial instrument transactions in order to mitigate its interest rate risk on a related financial instrument.  The Company may designate these derivative financial instruments as hedges and apply hedge accounting, as the instrument to be hedged will expose it to interest rate risk, and the derivative financial instrument is designed to reduce that exposure.  The Company entered into an interest rate swap contract to limit its exposure to variable interest rates.  These derivative instruments were designated as cash flow hedges and therefore qualify for hedge accounting.  The effective portion of the derivatives gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the transaction affects earnings.  The ineffective portion of the gain or loss is reported in earnings immediately.

A mortgage receivable is considered impaired if it is probable that the Company will not collect all principal and interest contractually due. The impairment loss is calculated by comparing the recorded investment to the value determined by discounting the expected future cash flows at the loan’s effective interest rate or to the fair value of the underlying collateral, less costs to sell, if the loan is collateral dependent. The Company does not accrue interest when a note is considered impaired.  When ultimate collectability of the principal balance of the impaired note is in doubt, all cash receipts on the impaired note are applied to reduce the principal amount of the note until the principal has been recovered and are recognized as interest income thereafter. As of December 31, 2011 and 2010, the Company had a $515 mortgage receivable related to the sale of an investment property.  Based upon the Company’s judgment, its mortgage receivable was not impaired as of December 31, 2011.

Noncontrolling Interests

The Company includes the accounts of all entities in which it holds a controlling financial interest in its consolidated financial statements. A controlling financial interest was typically attributable to the entity with a majority voting interest. However, controlling financial interests may be achieved through arrangements that do not involve voting interests. The controlling financial interest is held by the entity that will absorb a majority of the entity’s expected losses, receives a majority of the entity’s expected residual returns, or both.

A noncontrolling interest is the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to a parent. The ownership interests in the subsidiary that are held by owners other than the parent are noncontrolling interests. Such noncontrolling interests are reported on the consolidated balance sheets within equity, separately from the Company’s equity. On the consolidated statements of operations, revenues, expenses and net income or loss from less-than-wholly-owned subsidiaries are reported at the consolidated amounts, including both the amounts attributable to the Company and noncontrolling interests. Consolidated statements of equity are included for both quarterly and annual financial statements, including beginning balances, activity for the period and ending balances for shareholders’ equity, noncontrolling interests and total equity.

Recent Accounting Principles

The Financial Accounting Standards Board (“FASB”“) issued ASU 2011-05 (“the ASU”) aimed at increasing the prominence of other comprehensive income in financial statements by requiring comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income.  The ASU eliminates the option to report other comprehensive income and its components in the statement of changes in stockholder’s equity.  However, the amendments do not change what items are reported in other comprehensive income of the U.S. GAAP requirements to report reclassification of items from other comprehensive income to net income on the face of the financial statements.  The ASU requires retrospective application.  The guidance will be required to be implemented by the Company beginning January 1, 2012.  Management does not anticipate that the impact of the pronouncement will have a significant impact on the financial statements as it is aimed at providing additional information and enhancing presentation and disclosure.